SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 372,488	$ 214,640	$ 914,009	$ 507,817
Commissions [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	369,890	213,319	907,716	504,456
Title [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,400	964	3,450	2,510
Mortgage Income [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,198	$ 357	$ 2,843	$ 851